SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 2,436,508	$ 2,318,600	$ 2,516,200	$ 2,225,100	$ 1,960,925	$ 2,013,800	$ 2,432,300	$ 2,072,300	$ 1,780,000	$ 9,020,807	$ 8,298,380	$ 7,562,534
Expenses:
Selling, general and administrative	251,524				207,736					945,581	745,117	664,442
Interest expense, net of interest income										592,886	644,703	714,224
Total expenses	2,350,557				1,984,940					8,517,955	7,924,485	7,530,212
Income before income taxes	85,951	(26,900)	382,100	171,700	(24,015)	105,400	308,200	107,000	(146,700)	502,852	373,895	32,322
Provision for taxes on income	(59,468)				(24,226)					(227,073)	(143,846)	(33,322)
Net income	26,483				(48,241)					275,779	230,049	(1,000)
Direct operating	1,351,190				1,114,158					4,795,788	4,566,378	4,283,394
Depreciation of revenue earning equipment and lease charges	587,027				515,106					2,148,158	1,905,739	1,868,147
Other Nonoperating Income (Expense)	(598)				(457)					35,542	62,548	5
Equity in earnings (losses) of subsidiaries (net of tax)	0				0					0	0	0
Net income attributable to The Hertz Corporation and Subsidiaries' common stockholder	26,483	(28,300)	251,300	101,000	(48,241)	58,800	212,600	62,100	(123,000)	275,779	210,489	(18,383)
Parent
Condensed Financial Statements, Captions [Line Items]
Revenues	1,054,476				967,967					4,259,049	4,068,310	3,961,435
Expenses:
Selling, general and administrative	107,284				104,123					448,100	326,794	320,192
Interest expense, net of interest income										253,437	299,099	297,276
Total expenses	1,462,733				1,278,215					5,477,742	4,947,393	4,783,663
Income before income taxes	(408,257)				(310,248)					(1,218,693)	(879,083)	(822,228)
Provision for taxes on income	148,353				111,243					476,444	342,469	314,692
Net income	26,483				(48,241)					275,779	210,489	(18,383)
Direct operating	612,924				571,851					2,384,829	2,262,371	2,217,864
Depreciation of revenue earning equipment and lease charges	661,302				538,717					2,402,032	1,996,733	1,938,416
Other Nonoperating Income (Expense)	48				0					(10,656)	62,396	9,915
Equity in earnings (losses) of subsidiaries (net of tax)	286,387				150,764					1,018,028	747,103	489,153
Net income attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ 26,483				$ (48,241)					$ 275,779	$ 210,489	$ (18,383)